EMPOWER FUNDS, INC.
Empower Small Cap Value Fund
Institutional Class Ticker: MXTFX
Investor Class Ticker: MXLSX
(the “Fund”)
Supplement dated September 11, 2026 to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2026, as supplemented
Effective immediately, Jeffrey Schwartz, CFA will no longer serve as a portfolio manager of the Fund and all references to Mr. Schwartz in the Prospectus, Summary Prospectus, and SAI are hereby deleted in their entirety.
Additionally, effective immediately, Zachary Borovik, CFA and Nathan Henderson, CFA have been added as portfolio managers of the Fund. Accordingly, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the Fund’s table in the “Portfolio Managers” section is hereby deleted in its entirety and replaced with the following:
Name	Title	Portfolio Manager of the Fund Since
Hotchkis & Wiley
Judd Peters, CFA	Portfolio Manager	2020
Ryan Thomes, CFA	Portfolio Manager	2020
Loomis Sayles
Joseph Gatz, CFA	Portfolio Manager	2000
Zachary Borovik, CFA	Portfolio Manager	2026
Nathan Henderson, CFA	Portfolio Manager	2026
Under the “Loomis Sayles” sub-section of the “Sub-Advisers” section of the Prospectus, the following is hereby incorporated:
•Zachary Borovik, CFA, Portfolio Manager, has been a portfolio manager of the Fund since 2026 and joined Loomis Sayles in 2016.
•Nathan Henderson, CFA, Portfolio Manager, has been a portfolio manager of the Fund since 2026 and joined Loomis Sayles in 2013.
Under the “Portfolio Managers” header of the SAI, the Fund’s table in the “Other Accounts Managed” sub-section of the “Loomis, Sayles, & Company, L.P.” section is hereby deleted in its entirety and replaced with the following:
	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Joseph Gatz, CFA	3	$1,018	3	$636	39	$1,303	0	$0	0	$0	0	$0
Zachary Borovik, CFA*	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
Nathan Henderson, CFA*	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
* Messrs. Borovik and Henderson were added as portfolio managers of the Fund on September 11, 2026; the information provided is as of June 30, 2026.
Under the “Portfolio Managers” header of the SAI, the “Ownership of Securities” sub-section of the “Loomis, Sayles, & Company, L.P.” section is hereby deleted in its entirety and replaced with the following:
Ownership of Securities
The portfolio managers did not own any shares of the Fund they manage as of September 11, 2026.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary Prospectus, and SAI for the Fund, each dated April 30, 2026, as supplemented.
Please keep this Supplement for future reference.